Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income	$ 9,620	$ 7,494	$ 6,931
Other comprehensive (loss) income
Unrealized holding (losses) gains on available-for-sale securities	(96,677)	(22,608)	5,736
Income tax effect	24,121	5,641	(1,431)
Net unrealized (losses) gains	(72,556)	(16,967)	4,305
Amortization of net unrealized losses transferred during the period	1,707	0	0
Income tax effect	(426)	0	0
Net unrealized losses	1,281	0	0
Reclassification adjustment for gains included in net income	0	1,378	829
Income tax effect	0	(344)	(207)
Net gains included in net income	0	1,034	622
Total other comprehensive (loss) income	(71,275)	(15,933)	4,927
Comprehensive (loss) income	$ (61,655)	$ (8,439)	$ 11,858